Related Party Transactions - Schedule of related parties (Details)	Dec. 31, 2023
Promedical S.A.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	50.00%
Fundacion Procaps
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	100.00%
Industrias Intercaps de Venezuela, C.A.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	100.00%
Originates Inc.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	100.00%
Gelco S.A.S.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	18.75%
Gelco Gelatinas do Brasil
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	18.75%
Laboratorios Vivax Pharmaceutical C.A.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	100.00%
C.I. Naturmega S.A.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	92.00%
Simviel S.A.S.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	100.00%
Pharma Perspectives S.A.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	100.00%
Carlton Mega Inversiones S.A.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	100.00%
Dilcrest Assets, S.A.
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	100.00%
WM Partners LP, Minski Family Ownership
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	45.00%
WM Partners LP, Board Member Ownership
Related Party Transactions (Details) [Line Items]
Related party, ownership (percent)	45.00%